CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 80,306	$ 93,283
Restricted cash	325,517	174,828
Accounts receivable, net of allowances for doubtful accounts of $1,822 and $4,411, as of December 31, 2012 and June 30,2013, respectively	272,112	216,835
Inventories	343,279	254,880
Advances to suppliers-current	15,126	23,614
Amounts due from related parties	4,984	10,804
Value added tax recoverable	39,516	34,962
Income tax recoverable	6,585	2,753
Prepaid expenses and other current assets	25,584	32,799
Project assets	49,527	25,802
Deferred convertible notes issuance costs-current	784	784
Derivative assets	1,933	660
Deferred tax assets-current, net	2,535	1,773
Total current assets	1,167,788	873,777
Property, plant and equipment, net	1,148,872	1,102,562
Prepaid land use right, net	45,800	49,937
Deferred tax assets-non-current, net	22,086	13,530
Deferred convertible notes issuance costs-non-current	1,334	1,726
Advances for purchases of property, plant and equipment	7,075	8,317
Advances to suppliers-non-current	5,928	5,928
Other long-lived assets	2,757	2,546
Total assets	2,401,640	2,058,323
Current liabilities:
Short-term borrowings	763,607	733,618
Accounts payable	718,491	483,025
Advances from customers-current	80,399	40,384
Amounts due to related parties	16,133	18,826
Other current liabilities	177,770	162,849
Income tax payable	2,552	2,552
Derivative liabilities		975
Total current liabilities	1,758,952	1,442,229
Convertible notes payable-non-current	111,616	111,616
Long-term borrowings	146,271	56,580
Advances from customers-non-current	10,436	32,271
Warranty	15,412	10,317
Deferred subsidies and other	37,802	29,894
Other long-term liabilities	7,406	11,014
Total liabilities	2,087,895	1,693,921
Commitments and contingencies (see Note 13)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2012 and June 30, 2013; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012; 173,346,064 shares issued and 173,116,664 shares outstanding at June 30, 2013).	422,207	421,461
Additional paid-in capital	5,104	5,250
Retained earnings (Accumulated loss)	(197,721)	(137,656)
Accumulated other comprehensive income	83,691	74,835
Total equity attributable to ReneSola Ltd	313,281	363,890
Noncontrolling interest	464	512
Total equity	313,745	364,402
Total liabilities and equity	$ 2,401,640	$ 2,058,323